SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Consolidated Trusts (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2017	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Asset based Securities, beneficial rights value		¥ 5,400,000		¥ 6,500,000	¥ 1,700,000
Provision for loan losses		1,580,306		965,419	698,701
Loans written off		1,102,422		475,352	636,766
Loans receivable transferred to asset backed securities		2,600,000		300,000	0
ASSETS
Restricted cash		3,346,779		2,643,587	2,355,850	$ 485,237
Loans receivable, net		15,347,662		9,844,481		2,225,202
Prepaid expenses and other assets		379,388		383,937		55,006
Loans receivable, net-noncurrent		3,136,994		2,859,349		454,821
TOTAL ASSETS		40,343,170		33,504,995		5,849,210
LIABILITIES
Payable to investors of the consolidated trusts-current		6,099,520		2,304,518		884,347
Accrued expenses and other current liabilities		2,004,551		2,258,329		290,633
Payable to investors of the consolidated trusts-noncurrent		4,521,600		4,010,597		655,570
TOTAL LIABILITIES		21,411,873		18,288,386		$ 3,104,430
Net revenue		16,553,930	$ 2,400,094	16,635,645	13,563,954
Net cash provided by operating activities		5,922,515	858,683	5,789,700	5,325,810
Net cash provided by (used in) investing activities		(7,355,975)	(1,066,515)	(6,064,328)	892,770
Net cash (used in) provided by financing activities		¥ 3,204,068	$ 464,548	2,263,720	(3,282,400)
Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Term of the plan		1 year	1 year
Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Term of the plan		2 years	2 years
Senior tranche securities
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
ABS purchased, value		¥ 5,048,886		2,139,063
Shenzhen Stock Exchange | Listing And Transferring Assets Based Securities
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Asset based Securities, maximum issue scale		2,500,000		4,000,000	10,000,000
Shanghai Stock Exchange | Listing And Transferring Assets Based Securities
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Asset based Securities, maximum issue scale		2,900,000		8,000,000
Consolidated Trusts
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Payable to investors of the consolidated trusts - current		4,321,600		3,903,597
Payable to investors of the consolidated trusts - noncurrent		1,802,000		445,000
Repurchase of delinquent loans		1,498,233		904,586
Repurchase of performing loans upon liquidation of consolidated trusts		52,104		12,686
Provision for loan losses		673,382		661,402	595,047
Loans written off		1,747,857		1,033,228	603,758
ASSETS
Restricted cash		1,018,106		657,075
Loans receivable, net		9,942,696		8,646,950
Prepaid expenses and other assets		117,516		104,515
Loans receivable, net-noncurrent		511,843		1,829,804
TOTAL ASSETS		11,590,161		11,238,344
LIABILITIES
Payable to investors of the consolidated trusts-current		6,099,520		2,304,518
Accrued expenses and other current liabilities		8,378		5,928
Other tax payable		35,766		34,448
Payable to investors of the consolidated trusts-noncurrent		4,521,600		4,010,597
TOTAL LIABILITIES		10,665,264		6,355,491
Net revenue		2,275,833		1,704,267	2,089,679
Net income		1,101,477		708,908	899,010
Net cash provided by operating activities		1,784,344		1,329,554	(674,291)
Net cash provided by (used in) investing activities		(609,509)		(4,619,696)	1,964,538
Net cash (used in) provided by financing activities		¥ 4,245,628		¥ 1,735,348	¥ (3,268,383)
Percentage of consolidated revenues		14.00%	14.00%	10.00%	15.00%
Percentage of consolidated total assets		29.00%	29.00%	34.00%
Percentage of consolidated total liabilities		50.00%	50.00%	35.00%
Consolidated Trusts | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Repurchase of loans delinquent period	30 days
Consolidated Trusts | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Repurchase of loans delinquent period	90 days